N-2	Nov. 22, 2024
Cover [Abstract]
Entity Central Index Key	0000008858
Amendment Flag	false
Securities Act File Number	1-4224
Document Type	8-K
Entity Registrant Name	AVNET, INC.
Entity Address, Address Line One	2211 South 47th Street
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85034
City Area Code	480
Local Phone Number	643-2000
Entity Emerging Growth Company	false